Note 23 Variation in liabilities under Insurance and Reinsurance contracts by valuation components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component	€ 11,118		€ 9,303		€ 9,006
Insurance service result	(318)		(406)		(511)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(1,267)		(960)		(908)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(24)		0		(17)
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	974		554		413
Financial income (expense) from insurance contracts	(406)		564		(694)
Exchange rate differences from insurance and reinsurance contracts by valuation component	(721)		1,035		1,093
Cash flows from insurance and reinsurance contracts by valuation component	411		623		412
Liabilities under insurance and reinsurance contracts by valuation component	10,084		11,118		9,303
Estimates of present value of future cash flows [member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component	9,738		8,056		7,945
Insurance service result	(345)		(384)		(606)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(969)		(749)		(750)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(350)		(189)		(270)
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	974		554		413
Financial income (expense) from insurance contracts	(457)		508		(704)
Exchange rate differences from insurance and reinsurance contracts by valuation component	(636)		935		1,009
Cash flows from insurance and reinsurance contracts by valuation component	411		623		412
Liabilities under insurance and reinsurance contracts by valuation component	8,710		9,738		8,056
Risk adjustment for insurance and reinsurance contracts [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component	167		150		112
Insurance service result	(17)		0		46
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(29)		(26)		(14)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	12		26		60
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	0		0		0
Financial income (expense) from insurance contracts	3		11		(20)
Exchange rate differences from insurance and reinsurance contracts by valuation component	(3)		6		11
Cash flows from insurance and reinsurance contracts by valuation component	0		0		0
Liabilities under insurance and reinsurance contracts by valuation component	150		167		150
Contractual service margin [member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component	1,213	[1],[2]	1,097	[1]	948	[3]
Insurance service result	44	[2]	(23)	[1]	49	[3]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(270)	[2]	(185)	[1]	(144)	[3]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	314	[2]	163	[1]	193	[3]
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	0	[2]	0	[1]	0	[3]
Financial income (expense) from insurance contracts	49	[2]	45	[1]	29	[3]
Exchange rate differences from insurance and reinsurance contracts by valuation component	(82)	[2]	94	[1]	72	[3]
Cash flows from insurance and reinsurance contracts by valuation component	0	[2]	0	[1]	0	[3]
Liabilities under insurance and reinsurance contracts by valuation component	€ 1,224	[2]	€ 1,213	[1],[2]	€ 1,097	[1]

[1]
(1) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.

[2]	(1) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.
[3]
(1) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.